UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

           Read instructions at the end of Form before preparing Form.


1.       Name and Address of issuer:

         First Investors Series Fund II, Inc.
         95 Wall Street
         New York, NY 10005



2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list the series or classes): [X]





3.       Investment Company Act File Number:  811-6618

         Securities Act File Number:  33-46924


4(a).    Last day of fiscal year for which this Form is filed:  9/30/01




4(b).    [  ]    Check box if this Form is being filed late (i.e.,  more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.


 4(c).   [  ]    Check  box if this is the last time the  issuer  will be filing this Form.



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5.

             Calculation of registration fee:

(i)          Aggregate  sale  price  of  securities
             sold during the fiscal  year  pursuant
             to section 24(f):


                                                                         $344,627,957.98
                                                                         --------------------
(ii)         Aggregate price of securities redeemed
             or repurchased during the fiscal year:


                                                                         $128,179,747.05
                                                                         -----------------------
(iii)        Aggregate price of securities redeemed
             or repurchased during any prior fiscal
             year  ending no earlier  than  October
             11, 1995 that were not previously used
             to reduce registration fees payable to
             the Commission:


                                                   $-0-
                                                   ------------------

(iv)         Total  available   redemption  credits
             [add Items 5(ii) and 5(iii)]:


                                                                         $128,179,747.05
                                                                         ---------------------
(v)          Net sales -- if Item  5(i) is  greater
             than Item 5(iv)  [subtract  Item 5(iv)
             from Item 5(i)]:


                                                                         $216,448,210.93
                                                                         ---------------------
(vi)         Redemption  credits  available for use
             in  future  years if Item 5(i) is less
             than Item 5(iv)  [subtract  Item 5(iv)
             from Item 5(i)]:


                                                    $(-0-)
                                                    -----------------


(vii)        Multiplier       for       determining
             registration   fee  (See   Instruction
             C.9):

                                                                          X .000239
                                                                          --------------------

(viii)       Registration  fee due  [multiply  Item
             5(v) by Item 5(vii)]  (enter "0" if no
             fee is due):


                                                                          =$51,731.12
                                                                          =====================
6.          Prepaid Shares

            If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _-0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.         Interest due -- if this Form is being filed more than 90
           days after the end of the issuer's fiscal year (See instruction D):
                                                                          +$-0-
                                                                          --------------------
8.         Total of the amount of the registration fee due plus any
           interest due [line 5(viii) plus line 7]:
                                                                          =$51,731.12
                                                                          =====================
9.         Date the registration fee and any interest payment was sent to the Commission's lockbox depository:  December 18, 2001
                             Method of delivery:
                                                 [X] Wire Transfer
                                                 [ ] Mail or other means
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                                   SIGNATURES





This report has been signed below by the following person on behalf of the issuer and in the capacities and on the date indicated.




By ______________________________________
    C. Durso,
    Vice President and Secretary



Date:  December 20, 2001